Investment in Affiliates and Available-for-Sale Securities (Tables)	6 Months Ended
Jun. 30, 2015
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet
	June 30, 2015			December 31, 2014
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe I	Navios Partners	Navios Acquisition	Navios Europe I
Current assets	$63,079	$113,923	$12,304	$115,197	$89,528	$13,764
Non-current assets	1,342,545	1,556,375	184,830	1,223,512	1,603,944	190,638
Current liabilities	49,248	54,663	14,250	30,072	71,598	15,649
Non-current liabilities	587,619	1,084,232	190,675	559,539	1,122,623	191,744

Financial information of affiliate companies, income statement
	Three Month Period Ended June 30, 2015			Three Month Period Ended June 30, 2014
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Partners	Navios Acquisition	Navios Europe I
Revenue	$56,473	$80,408	$10,765	$55,178	$62,242	$8,450
Net income/(loss)	11,355	26,362	(1,069)	29,985	(2,804)	(2,632)

	Six Month Period Ended June 30, 2015			Six Month Period Ended June 30, 2014
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Partners	Navios Acquisition	Navios Europe I
Revenue	$113,259	$159,019	$19,860	$112,676	$123,211	$17,109
Net income/(loss)	22,234	46,396	(4,800)	48,346	(15,622)	(5,063)